Intangible Assets - Amortization Expense (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining period in 2024 (six months)	$ 278
Year ended December 31, 2025	555	$ 555
Year ended December 31, 2026	543	555
Year ended December 31, 2027	505	543
Year ended December 31, 2028	222	505
Thereafter	127
Net Intangible Assets	$ 2,230	$ 2,507	$ 10,339